U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold


                             Pursuant to Rule 24f-2

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1. Name and address of issuer:
                                                Scudder International Fund, Inc.
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                                                345 Park Avenue
                                                --------------------------------------------------------------
                                                New York, NY 10154
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2. Name of each series or class of funds for which this notice is filed:
                                                Scudder Latin America Fund
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                                                Scudder Pacific Opportunities Fund
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                                                Scudder Greater Europe Growth Fund
                                                --------------------------------------------------------------
                                                Scudder Emerging Markets Growth Fund
                                                --------------------------------------------------------------
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3. Investment Company Act File Number:

                                                811-642
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   Securities Act File Number:

                                                2-14400
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4. Last day of fiscal year for which this notice is filed:

                                                10-31-96
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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                                                         [   ]

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6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see Instruction
   A.6):

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7. Number and amount of securities of the same class or series which had been registered under the
   Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                    Number:     0
                                                --------------------------------------------------------------

                                    Amount:     $0
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8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

                                    Number:     4,953,494
                                                --------------------------------------------------------------

                                    Amount:     $79,645,434
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9. Number and aggregate sale price of securities sold during the fiscal year:

                                    Number:     40,156,017
                                                --------------------------------------------------------------

                      Aggregate Sale Price:     $645,507,599
                                                --------------------------------------------------------------

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to
Rule 24f-2:

                                    Number:     37,658,732
                                                --------------------------------------------------------------

                      Aggregate Sale Price:     $600,762,674
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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                    Number:     436,260
                                                --------------------------------------------------------------

                      Aggregate Sale Price:     $7,090,478
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12. Calculation of registration fee:

   (i)      Aggregate sale price of securities sold during the fiscal year in
            reliance on Rule 24f-2 (from Item 10):                                      $600,762,674
                                                                                        ----------------------

   (ii)     Aggregate price of shares issued in connection with dividend
            reinvestment plans (from Item 11, if applicable):                           +$7,090,478
                                                                                        ----------------------

   (iii)    Aggregate price of shares redeemed or repurchased during the fiscal
            year (if applicable):                                                       -$607,853,152
                                                                                        ----------------------

   (iv)     Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to Rule 24e-2 (if
            applicable):                                                                +$0
                                                                                        ----------------------

   (v)      Net aggregate price of securities sold and issued during the fiscal year in reliance on Rule 24f-2 (line (i), plus line (ii), less line
            (iii), plus line (iv)) (if applicable):                                     $0
                                                                                        ----------------------

   (vi)     Multiplier prescribed by Section 6(b) of the Securities Act of 1933
            or other applicable law or regulation (see Instruction C.6):                x1/3300
                                                                                        ----------------------

   (vii)    Fee due (line (i) or line (v)multiplied by line (vi)):                      $0
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Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.  See Instruction C.3.
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13. Check box if fees are being remitted to the Commission's lockbox depository as described in
    section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).        [   ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

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                                             SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*:        /s/Thomas F. McDonough
                                  ----------------------------------
                                   Thomas F. McDonough, Secretary

Date:        12/30/96
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  *Please print the name and title of the signing officer below the signature.
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